Horizon ESG Defensive Core Fund
PORTFOLIO OF INVESTMENTS
February 29, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 78.7%
	Advertising - 1.0%
280	Interpublic Group of Cos., Inc.	$5,981

	Apparel - 0.6%
39	Nike, Inc.	3,486

	Auto Parts & Equipment - 0.4%
30	Aptiv PLC	2,343

	Banks - 5.1%
269	Bank of America Corp.	7,666
189	Fifth Third Bancorp	4,612
100	JPMorgan Chase & Co.	11,611
53	PNC Financial Services Group, Inc.	6,699
		30,588
	Beverages - 2.6%
82	Molson Coors Brewing Co.	4,068
90	PepsiCo, Inc.	11,883
		15,951
	Biotechnology - 3.3%
57	Amgen, Inc.	11,385
28	Biogen, Inc. (a)	8,635
		20,020
	Chemicals - 0.6%
29	International Flavors & Fragrances, Inc.	3,474

	Commercial Services - 2.3%
27	Moody's Corp.	6,481
194	Quanta Services, Inc.	7,397
		13,878
	Computers - 6.4%
19	Accenture PLC, Class A	3,431
129	Apple, Inc.	35,264
		38,695
	Diversified Financial Services - 2.2%
105	American Express Co.	11,543
6	MasterCard, Inc.	1,741
		13,284
	Environmental Control - 1.8%
118	Republic Services, Inc.	10,651

	Food - 1.0%
44	Campbell Soup Co.	1,985
43	Kellogg Co.	2,600
32	Tyson Foods, Inc., Class A	2,171
		6,756
	Health Care and Social Assistance - 0.5%
100	MEDNAX, Inc. (a)	1,709
43	Premier, Inc. (a)	1,265
		2,974
	Healthcare Products - 1.0%
62	Medtronic PLC	6,242

	Healthcare Services - 3.4%
133	DaVita, Inc. (a)	10,323
78	HCA Healthcare, Inc.	9,907
		20,230
	Household Products/Wares - 0.7%
35	Avery Dennison Corp.	4,007

	Information - 0.3%
6	Paycom Software, Inc. (a)	1,696

	Insurance - 2.1%
108	Allstate Corp.	11,367
30	Principal Financial Group, Inc.	1,332
		12,699
	Internet - 3.9%
13	Alphabet, Inc., Class A (a)	17,410
180	eBay, Inc.	6,235
		23,645
	Lodging - 0.8%
51	Hilton Worldwide Holdings, Inc.	4,957

	Manufacturing - 2.6%
325	Alcoa Corp. (a)	4,508
177	Keurig Dr Pepper, Inc.	4,935
36	Owens Corning	2,033
6	Tesla, Inc. (a)	4,008
		15,484
	Media - 2.8%
35	Comcast Corp.	1,415
488	News Corp., Class A	5,893
82	Walt Disney Co.	9,647
		16,955
	Miscellaneous Manufacturing - 1.2%
654	General Electric Co.	7,115

	Oil & Gas - 2.6%
44	Chevron Corp.	4,107
194	Exxon Mobil Corp.	9,979
109	Noble Energy, Inc.	1,726
		15,812
	Oil & Gas Services - 0.0% (c)
10	National Oilwell Varco, Inc.	187

	Pharmaceuticals - 3.1%
110	Bristol-Myers Squibb Co.	6,497
61	Cigna Corp.	11,159
8	McKesson Corp.	1,119
		18,775
	Retail - 3.3%
105	Lowe's Cos., Inc.	11,190
89	Starbucks Corp.	6,980
17	Target Corp.	1,751
		19,921

	Real Estate Investment Trusts - 3.0%
8	Alexandria Real Estate Equities, Inc.	1,215
72	Digital Realty Trust, Inc.	8,648
267	Iron Mountain, Inc.	8,120
		17,983

	Retail Trade - 0.8%
21	Burlington Stores, Inc. (a)	4,541

	Semiconductors - 3.9%
28	Broadcom, Inc.	7,633
270	Intel Corp.	14,990
17	Micron Technology, Inc. (a)	894
		23,517
	Software - 7.6%
21	Cadence Design Systems, Inc. (a)	1,389
203	Microsoft Corp.	32,888
201	Oracle Corp.	9,942
10	Synopsys, Inc. (a)	1,379
		45,598
	Telecommunications - 3.3%
219	AT&T, Inc.	7,713
139	Cisco Systems, Inc.	5,550
122	Verizon Communications, Inc.	6,608
		19,871
	Transportation - 1.7%
24	Union Pacific Corp.	3,835
71	United Parcel Service, Inc.	6,425
		10,260
	Utilities - 0.6%
39	IDACORP, Inc.	3,769

	Water - 1.8%
89	American Water Works Co., Inc.	11,006

	Wholesale Trade - 0.4%
6	Pool Corp.	1,266
35	US Foods Holding Corp. (a)	1,177
		2,443

	TOTAL COMMON STOCKS (Cost - $527,200)	474,794

	RIGHTS - 0.1%
	Manufacturing - 0.1%
112	Bristol-Myers Squibb Co. (a)	375

	TOTAL RIGHTS (Cost - $358)	375

	SHORT TERM INVESTMENTS - 2.0%
	Money Market Funds - 2.0%
12,238	First American Treasury Obligations Fund, Class X, 1.49% (b)	12,238
	TOTAL SHORT TERM INVESTMENTS (Cost - $12,238)	12,238

	TOTAL INVESTMENTS - 80.8% (Cost - $539,796)	487,407
	Other Assets in Excess of Liabilities - 19.2%	115,622
	NET ASSETS - 100.0%	$603,029

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Money Market Fund; rate reflects seven-day yield on February 29, 2020.
(c) Less than 0.1%